10. INTANGIBLE ASSETS (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Software
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	8 years	8 years
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Estimated useful life	13 years	13 years